Debt Narrative (Details)										9 Months Ended
	Jun. 27, 2019	May 24, 2019	May 21, 2019 USD ($)	Apr. 15, 2019 USD ($)	Nov. 16, 2018 USD ($)	Nov. 08, 2018	Oct. 03, 2018	Jul. 18, 2018 USD ($)	Oct. 25, 2017 USD ($)	Sep. 30, 2020 USD ($) numberOfVesselsCoveredByCreditFacility	Mar. 19, 2020	Dec. 31, 2019 USD ($)	Jul. 16, 2019
Debt Instrument [Line Items]
Total bank loans and senior notes, net										$ 641,987,000		$ 728,374,000
Notes Payable, Current										$ 41,253,000		75,276,000
Number of vessels										54
Document Period End Date										Sep. 30, 2020
Long-term Debt, Gross										$ 38,700,000
Short-term Debt										$ 41,253,000		75,276,000
Option to repurchase anniversary										third
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period										5.90%
Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period										2.40%
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										$ 650,795,000		738,699,000
Minimum Net Worth Required for Compliance										$ 100,000,000.0
Percentage of the value any new Equity Issues after December 31, 2013										25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth										50.00%
Minimum liquidity										$ 25,000,000.0
Minimum liquidity per owned vessels										$ 500,000
Minimum Fair value of the collateral of each credit facility										140.00%
Maximum Fair value of the collateral of each credit facility										160.00%
Minimum fair value vessel for financing obligations										115.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital										1.00
Consolidated Net worth required										$ 500,000,000.0
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital										0.60
$90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										$ 72,550,000		82,100,000
Debt Instrument, Basis Spread on Variable Rate						2.35%
Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback													6
$30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										$ 26,166,000		27,198,000
Debt Instrument, Basis Spread on Variable Rate										2.20%
$60.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										$ 24,029,000
$60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												26,573,000
Debt Instrument, Basis Spread on Variable Rate										2.25%
$184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										$ 66,552,000		130,145,000
Debt Instrument, Basis Spread on Variable Rate										2.40%
$34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										$ 30,786,000		31,571,000
Debt Instrument, Basis Spread on Variable Rate							2.35%
$12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										0		11,475,000
Long-term Debt, Gross										12.8
$12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										0		8,617,000
Long-term Debt, Gross										12.5
$27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										0		8,813,000
Long-term Debt, Gross										$ 27.3
$19.6 Lease - SBI Rumba [Member]
Debt Instrument [Line Items]
Option to repurchase anniversary										fifth
Virgo and Libra Lease [Member]
Debt Instrument [Line Items]
Option to repurchase anniversary										fourth
AVIC [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement	eight years
Option to repurchase anniversary										second
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										$ 19,322,000		20,384,000
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross										$ 15,935,000
Ultramax
Debt Instrument [Line Items]
Number of vessels | numberOfVesselsCoveredByCreditFacility										33
Ultramax | $90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										6
Ultramax | $30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										0
Ultramax | $60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										2
Ultramax | $184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										6
Ultramax | $34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										0
Kamsarmax | $90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										0
Kamsarmax | $30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										2
Kamsarmax | $60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										0
Kamsarmax | $184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										5
Kamsarmax | $34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels										2
Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Years of amortization										5 years
Scrubber percentage of Market Value to be financed										82.00%
Scrubber percentage of price to be financed										82.00%
Ultramax pool [Member] | AVIC [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback													3
Ultramax pool [Member] | $67.3 Million Lease Financing | Secured Debt [Member]
Debt Instrument [Line Items]
Years of amortization										4 years
Number of Assets sale leaseback											2
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement		seven
Number of Assets sale leaseback		7
Scrubber percentage of Market Value to be financed		75.00%
Scrubber percentage of price to be financed		75.00%
CMBFL [Member] | Kamsarmax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback		4
CMBFL [Member] | Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback		3
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Years of amortization second half			2 years
Years of amortization first half			2 years
Sale Leaseback Transaction, Net Proceeds, Financing Activities			$ 21,000,000.0
Length of bareboat charter agreement			11 years
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities					$ 20,500,000
Sale Leaseback Transaction, Monthly Rental Payments					$ 177,938
Length of bareboat charter agreement					five
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities				$ 21,400,000
Sale Leaseback Transaction, Monthly Rental Payments				$ 208,354
Length of bareboat charter agreement				five-year
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Term of Bareboat Charter Agreement										5 years
Sale Leaseback Transaction, Net Proceeds, Financing Activities									$ 19,000,000.0
Sale Leaseback Transaction, Monthly Rental Payments								$ 164,250
SBI Echo [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities								19,000,000.0
Sale Leaseback Transaction, Monthly Rental Payments								$ 164,250
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities									19,600,000
Sale Leaseback Transaction, Monthly Rental Payments									$ 164,250
Optional period to extend Bareboat Charter									six months
SBI Echo [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement								five-year
SBI Rumba [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement									nine and a half year
Current [Domain] [Domain]
Debt Instrument [Line Items]
Bank loans and senior notes-current, net										$ 40,749,000		74,115,000
non-current [Domain]
Debt Instrument [Line Items]
Bank lloans and senior notes-non-current, net										$ 601,238,000		$ 654,259,000